Capital Leases (Tables)	12 Months Ended
Dec. 31, 2013
Capital Leases [Abstract]
Annual future minimum lease payments under capital lease
Amount
2014	$ 394
Total minimum lease payments	394
Less: imputed interest	(6)
Present value of minimum lease payments	388
Current portion of capitalized lease obligations	(388)
Long-term capitalized lease obligations	$ -